PRUDENTIAL CORE BOND FUND
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is total return.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $50,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 25 of the Fund's Prospectus and in Rights of Accumulation on page 51 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PRUDENTIAL CORE BOND FUND - USD ($)	Class A	Class C	Class Q	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none
Redemption fees	none	none	none	none	none
Exchange fee	none	none	none	none	none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PRUDENTIAL CORE BOND FUND		Class A	Class C	Class Q	Class R	Class Z
Management fees		0.35%	0.35%	0.35%	0.35%	0.35%
+ Distribution and service (12b-1) fees		0.25%	1.00%	none	0.75%	none
+ Other expenses		0.38%	0.38%	0.32%	0.38%	0.38%
=Total Annual Fund Operating Expenses		0.98%	1.73%	0.67%	1.48%	0.73%
– Fee waiver and/or expense reimbursement		(0.28%)	(0.28%)	(0.22%)	(0.53%)	(0.28%)
= Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	[1]	0.70%	1.45%	0.45%	0.95%	0.45%
[1]	The manager has contractually agreed through November 30, 2016 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses) of each class of shares of the Fund to .45% of the Fund's average daily net assets. Separately, the distributor has contractually agreed through November 30, 2016 to reduce its distribution and service (12b-1) fees for Class R shares to .50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to November 30, 2016 without the approval of the Fund's Board of Trustees.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PRUDENTIAL CORE BOND FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	518	721	941	1,573
Class C	248	518	912	2,018
Class Q	46	192	351	814
Class R	97	416	758	1,723
Class Z	46	205	378	880

If Shares Are Not Redeemed
Expense Example, No Redemption - PRUDENTIAL CORE BOND FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	518	721	941	1,573
Class C	148	518	912	2,018
Class Q	46	192	351	814
Class R	97	416	758	1,723
Class Z	46	205	378	880

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 535% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund invests, under normal circumstances, at least 80% of the Fund's investable assets in bonds. For purposes of this policy, bonds include all fixed-income securities, including but not limited to debt obligations issued by the US government and its agencies, corporate debt securities, mortgage-related securities, and asset-backed securities. The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The Fund invests in securities that are rated investment-grade at the time of purchase. Investment-grade securities are considered to be those instruments that are rated BBB- or higher by Standard & Poor’s Ratings Services, or Baa3 or higher by Moody’s Investors Service, Inc, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or if unrated, are considered by the Fund’s subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO. The Fund invests only in securities that are denominated in US dollars, although the securities may be issued by a foreign corporation or a US affiliate of a foreign corporation, or by a foreign government or its agencies and instrumentalities.

Some (but not all) of the US Government securities and mortgage-related securities in which the Fund will invest are backed by the full faith and credit of the US Government, which means that payment of interest and principal is guaranteed, but yield and market value are not. These include obligations of the Government National Mortgage Association (GNMA or “Ginnie Mae”), the Farmers Home Administration and the Export-Import Bank. Securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or “Fannie Mae”), the Student Loan Marketing Association (SLMA or “Sallie Mae”), the Federal Home Loan Mortgage Corporation (FHLMC or “Freddie Mac”), the Federal Home Loan Bank, the Tennessee Valley Authority and the United States Postal Service are not backed by the full faith and credit of the US Government. However, these issuers have the right to borrow from the US Treasury to meet their obligations. In contrast, the debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt obligations.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Bond Obligations Risk. As with credit risk, market risk and interest rate risk, the Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Risk. Securities markets are volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed investments in lower-yielding investments. In addition to interest rate risk, investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk.

US Government and Agency Securities Risk. US Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all US Government securities are insured or guaranteed by the full faith and credit of the US Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. The maximum potential liability of the issuers of some US Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the US Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. Although the US Government has provided support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Active Trading Risk. The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets. This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide. Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time. This environment could make identifying investment risks and opportunities especially difficult for the subadviser.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

More information about the risks of investing in the Fund appears in the Prospectus.
Performance.
The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Effective January 22, 2015 Prudential Investment Management, Inc. became the Fund’s subadviser, and effective February 17, 2015, the Fund’s investment objective, strategies and policies were changed. The Fund’s performance prior to January 22, 2015 is not attributable to the Fund's current subadviser and the Fund’s performance prior to February 17, 2015 is based on its former investment objective, strategies or policies. The Fund no longer compares its performance to the Barclays Intermediate/Government Credit Index because the Fund’s manager believes that the Barclays US Aggregate Bond Index provides a more appropriate basis for performance comparisons in light of the Fund’s adoption of a new investment objective, policies and strategies.
Annual Total Returns (Class Z Shares)[1]
[1]	The total return of the Fund's Class Z shares from January 1, 2015 to June 30, 2015 was -0.81%.

Best Quarter:	Worst Quarter:
4.61%	-2.65%
4th Quarter 2008	2nd Quarter 2013

Note: Effective as of February 17, 2015, the Fund’s Class T shares were re-named as Class Z shares.
Average Annual Total Returns % (including sales charges) (as of 12-31-14)
Average Annual Total Returns - PRUDENTIAL CORE BOND FUND	One Year	Five Years	Ten Years
Class A Shares
Class C Shares
Class Q Shares
Class R Shares
Class Z Shares	1.90%	3.86%	5.17%
Class Z Shares | Return After Taxes on Distributions	0.90%	2.32%	3.33%
Class Z Shares | Return After Taxes on Distributions and Sale of Fund Shares	1.08%	2.44%	3.40%
Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%	4.45%	4.71%
Barclays Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	3.13%	3.54%	4.10%
Lipper Core Bond Funds Average (reflects no deductions for sales charges or taxes)	5.33%	4.68%	4.24%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.